Organization and Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Organization and Subsidiaries [Abstract]
Schedule of subsidiaries by business activity

	Percentage of Ownership
	Direct	Total	Line of Business	Registered
Alabama Sand and Gravel, Inc.	—	100.0	Electrometallurgy - North America	Delaware - USA
Alden Resources, LLC	—	100.0	Electrometallurgy - North America	Delaware - USA
Alden Sales Corporation, LLC	—	100.0	Electrometallurgy - North America	Delaware - USA
ARL Resources, LLC	—	100.0	Electrometallurgy - North America	Delaware - USA
ARL Services, LLC	—	100.0	Electrometallurgy - North America	Delaware - USA
Core Metals Group Holdings, LLC	—	100.0	Electrometallurgy - North America	Delaware - USA
Core Metals Group, LLC	—	100.0	Electrometallurgy - North America	Delaware - USA
Gatliff Services, LLC	—	100.0	Electrometallurgy - North America	Delaware - USA
GBG Holdings, LLC	—	100.0	Electrometallurgy - North America	Delaware - USA
Globe Metallurgical Inc.	—	100.0	Electrometallurgy - North America	Delaware - USA
Globe Metals Enterprises, Inc.	—	100.0	Electrometallurgy - North America	Delaware - USA
GSM Alloys I, Inc.	—	100.0	Electrometallurgy - North America	Delaware - USA
GSM Alloys II, Inc.	—	100.0	Electrometallurgy - North America	Delaware - USA
GSM Enterprises Holdings, Inc.	—	100.0	Electrometallurgy - North America	Delaware - USA
GSM Enterprises, LLC	—	100.0	Electrometallurgy - North America	Delaware - USA
GSM Sales, Inc.	—	100.0	Electrometallurgy - North America	Delaware - USA
LF Resources, Inc.	—	100.0	Electrometallurgy - North America	Delaware - USA
Metallurgical Process Materials, LLC	—	100.0	Electrometallurgy - North America	Delaware - USA
Norchem, Inc.	—	100.0	Electrometallurgy - North America	Florida - USA
QSIP Canada ULC	—	100.0	Electrometallurgy - North America	Canada
Quebec Silicon General Partner	—	51.0	Electrometallurgy - North America	Canada
Quebec Silicon Limited Partnership	—	51.0	Electrometallurgy - North America	Canada
Tennessee Alloys Company, LLC	—	100.0	Electrometallurgy - North America	Delaware - USA
West Virginia Alloys, Inc.	—	100.0	Electrometallurgy - North America	Delaware - USA
WVA Manufacturing, LLC	—	51.0	Electrometallurgy - North America	Delaware - USA
Cuarzos Industriales, S.A.U.	—	100.0	Electrometallurgy - Europe	A Coruña - Spain
Ferroatlántica del Cinca, S.L. (1)	—	99.9	Electrometallurgy - Europe	Spain
Ferroatlántica, S.A.U. (2)	—	100.0	Electrometallurgy - Europe	Madrid - Spain
Ferroglobe Mangan Norge AS (1)	—	100.0	Electrometallurgy - Europe	Norway
Ferroglobe Manganese France SAS (1)	—	100.0	Electrometallurgy - Europe	France
FerroPem, S.A.S.	—	100.0	Electrometallurgy - Europe	France
Grupo FerroAtlántica, S.A.U	100	100.0	Electrometallurgy - Europe	Madrid - Spain
Islenska Kisilfelagio EHF (Icelandic Silicon Corp.)	—	20.1	Electrometallurgy - Europe	Iceland
Kintuck (France) SAS (1)	—	100.0	Electrometallurgy - Europe	France
Kintuck AS (1)	—	100.0	Electrometallurgy - Europe	Norway
Rocas, Arcillas y Minerales, S.A.	—	66.7	Electrometallurgy - Europe	A Coruña - Spain
Rebone Mining (Pty.), Ltd.	—	74.0	Electrometallurgy - South Africa	Polokwane - South Africa
Silicon Smelters (Pty.), Ltd.	—	100.0	Electrometallurgy - South Africa	Polokwane - South Africa
Silicon Technology (Pty.), Ltd.	—	100.0	Electrometallurgy - South Africa	South Africa
Thaba Chueu Mining (Pty.), Ltd.	—	74.0	Electrometallurgy - South Africa	Polokwane - South Africa
16 Front Street, LLC	—	100.0	Other segments	Delaware - USA
Actifs Solaires Bécancour, Inc	—	100.0	Other segments	Canada
Cuarzos Indus. de Venezuela (Cuarzoven), S.A.	—	100.0	Other segments	Venezuela
Emix, S.A.S.	—	100.0	Other segments	France
ECPI, Inc.	—	100.0	Other segments	Delaware - USA
FerroAtlántica Canada Company Ltd	—	100.0	Other segments	Canada
Ferroatlántica de México, S.A. de C.V.	—	100.0	Other segments	Nueva León - Mexico
Ferroatlántica de Venezuela (FerroVen), S.A.	—	99.9	Other segments	Venezuela
Ferroatlántica Deutschland, GmbH	—	100.0	Other segments	Germany
Ferroatlántica do Brasil Mineraçao Ltda.	—	70.0	Other segments	Brazil
Ferroatlántica I+D, S.L.U.	—	100.0	Other segments	Madrid - Spain
FerroAtlántica India Private Limited	—	100.0	Other segments	India
FerroAtlántica International Ltd	—	100.0	Other segments	United Kingdom
Ferroatlántica y Cía., F. de Ferroaleac. y Metales, S.C.	—	100.0	Other segments	Madrid - Spain
Ferroatlántica, S.A.U. (2)	—	100.0	Other segments	Madrid - Spain
Ferroglobe Services (UK) PLC	100	100.0	Other segments	United Kingdom
FerroManganese Mauritania SARL	—	90.0	Other segments	Mauritania
Ferroquartz Company Inc.	—	100.0	Other segments	Canada
Ferroquartz Holdings, Ltd (Hong Kong)	—	100.0	Other segments	Hong Kong
FerroQuartz Mauritania SARL	—	90.0	Other segments	Mauritania
FerroQuébec Company Inc.	—	100.0	Other segments	Canada
Ferrosolar OPCO Group SL.	—	75.0	Other segments	Spain
Ferrosolar R&D SL.	—	51.0	Other segments	Spain
FerroTambao, SARL	—	90.0	Other segments	Burkina Faso
Ganzi Ferroatlántica Silicon Industry Company, Ltd.	—	75.0	Other segments	Sichuan - China
GBG Financial LLC	—	100.0	Other segments	Delaware - USA
GBG Holdings, LLC	—	100.0	Other segments	Delaware - USA
Globe Argentina Holdco, LLC	—	100.0	Other segments	Delaware - USA
Globe BG, LLC	—	100.0	Other segments	Delaware - USA
Globe LSE, Inc.	—	100.0	Other segments	Delaware - USA
Globe Metales S.R.L.	—	100.0	Other segments	Argentina
Globe Metallurgical Carbon, LLC	—	100.0	Other segments	Delaware - USA
Globe Specialty Metals, Inc.	100	100.0	Other segments	Delaware - USA
GSM Financial, Inc.	—	100.0	Other segments	Delaware - USA
GSM Netherlands, BV	—	100.0	Other segments	Netherlands
Laurel Ford Resources, Inc.	—	100.0	Other segments	Delaware - USA
Mangshi FerroAtlántica Mining Indus. Serv. Ltd	—	100.0	Other segments	Mangshi, Dehong -Yunnan -China
Mangshi Sinice Silicon Industry Company Limited	—	100.0	Other segments	Mangshi, Dehong -Yunnan -China
MST Financial Holdings, LLC	—	100.0	Other segments	Delaware - USA
MST Financial, LLC	—	100.0	Other segments	Delaware - USA
MST Resources, LLC	—	100.0	Other segments	Delaware - USA
Ningxia Yonvey Coal Industrial Co., Ltd.	—	98.0	Other segments	China
Photosil Industries, SAS	—	100.0	Other segments	France
Silicio Ferrosolar, SLU	—	100.0	Other segments	Spain
Solsil, Inc.	—	92.4	Other segments	Delaware - USA
Ultra Core Polska (UCP)	—	100.0	Other segments	Poland
Ultracore Energy SA	—	100.0	Other segments	Argentina
(1)	Entered into the scope of consolidation during 2018.
(2)	FerroAtlántica, S.A.U. carries on business activities in both “Electrometallurgy – Europe” and “Other segments” (energy business)